Expense Example - Advisors Capital International ETF Fund - Advisors Capital International ETF Fund Shares	May 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 190
Expense Example, with Redemption, 3 Years	$ 588